Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, share issued	38,790,943	37,790,943	32,995,460
Common stock, shares outstanding	38,790,943	37,790,943	32,995,460
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,068	2,068
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued	2,068	2,068	2,068
Preferred stock, shares outstanding	2,068	2,068	2,068
Series B-1 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,619,420	8,619,420	8,619,420
Preferred stock, shares issued	8,619,420	8,619,420	8,619,420
Preferred stock, shares outstanding	8,619,420	8,619,420	8,619,420